Leases - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease assets	$ 335,609	$ 380,968	$ 553,576
Other current liabilities	$ 169,566	$ 186,967	$ 202,972
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:DeferredLongTermLiabilityCharges	Other Accrued Liabilities, Current	Other Accrued Liabilities, Current
Operating lease liabilities	us-gaap:DeferredLongTermLiabilityCharges	us-gaap:OtherAccruedLiabilitiesCurrent	us-gaap:OtherAccruedLiabilitiesCurrent
Operating lease liabilities	$ 165,514	$ 192,624	$ 350,155
Total operating lease liabilities	$ 335,080	$ 379,591	$ 553,127
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityNoncurrent us-gaap:AccountsPayableCurrent	us-gaap:OtherAccruedLiabilitiesCurrent us-gaap:OperatingLeaseLiabilityNoncurrent	us-gaap:OtherAccruedLiabilitiesCurrent us-gaap:OperatingLeaseLiabilityNoncurrent
Property and equipment, gross	$ 5,104,861	$ 5,141,928	$ 5,191,840
Accumulated depreciation	(3,610,842)	(3,577,224)	(3,440,267)
Property and equipment, net	1,494,019	1,564,704	1,751,573
Other current liabilities	50,260	49,820	48,678
Other long-term liabilities	97,098	110,789	163,939
Total finance lease liabilities	$ 147,358	$ 160,609	$ 212,617
Weighted Average Remaining Lease Term: Operating leases	2 years 10 months 24 days	2 years 10 months 24 days	3 years 4 months 24 days
Weighted Average Remaining Lease Term: Finance leases	3 years 1 month 6 days	3 years 3 months 18 days	4 years 2 months 12 days
Weighted Average Discount Rate: Operating leases		8.70%	9.10%
Weighted Average Discount Rate: Finance leases		9.60%	9.50%
Property and equipment [Member]
Leases
Property and equipment, gross		$ 398,875	$ 399,764
Accumulated depreciation		(251,073)	(201,873)
Property and equipment, net		$ 147,802	$ 197,891